UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 3/31/17

Fund's investmentsHedged Equity & Income Fund

As of 3-31-17 (unaudited)
	Shares	Value
Common stocks 82.3%		$172,372,243
(Cost $161,915,545)
Consumer discretionary 4.8%		10,130,725
Auto components 0.9%
Aisan Industry Company, Ltd.	13,300	112,197
Exedy Corp.	7,100	203,359
Keihin Corp.	12,300	202,295
Nissin Kogyo Company, Ltd.	11,500	206,478
NOK Corp.	11,100	259,268
Showa Corp. (I)	19,460	165,547
Sumitomo Riko Company, Ltd.	12,300	124,644
Tokai Rika Company, Ltd.	13,300	268,518
Toyoda Gosei Company, Ltd.	9,500	242,298
Automobiles 0.4%
Honda Motor Company, Ltd.	15,600	470,949
Mitsubishi Motors Corp.	49,650	297,839
Renault SA	1,541	133,870
Diversified consumer services 0.1%
Allstar Co-Invest LLC (I)(R)	236,300	103,972
Benesse Holdings, Inc.	6,000	187,813
Household durables 1.1%
Alpine Electronics, Inc.	13,500	194,290
Funai Electric Company, Ltd.	15,163	129,019
Nikon Corp.	13,400	194,727
Persimmon PLC	57,210	1,500,977
Pioneer Corp. (I)	89,400	177,795
Internet and direct marketing retail 0.0%
Qliro Group AB (I)	42,133	60,239
Leisure products 0.1%
Sankyo Company, Ltd.	6,530	218,722
Media 1.2%
Avex Group Holdings, Inc.	6,000	86,879
Gendai Agency, Inc.	4,400	24,512
Metropole Television SA	5,637	125,660
Proto Corp.	2,600	34,173
SES SA	88,104	2,048,326
Television Francaise 1	20,363	242,699
Multiline retail 0.1%
Marks & Spencer Group PLC	54,595	230,602
New World Department Store China, Ltd. (I)	292,000	46,619
Specialty retail 0.8%
Halfords Group PLC	37,564	167,247
Honeys Holdings Company, Ltd.	5,630	56,319
PAL GROUP Holdings Company, Ltd.	3,800	92,180
The Home Depot, Inc.	7,451	1,094,030
Xebio Holdings Company, Ltd.	9,500	147,530
Textiles, apparel and luxury goods 0.1%
Daphne International Holdings, Ltd. (I)	430,000	42,150
Geox SpA	58,877	147,960
Sanyo Shokai, Ltd.	60,000	89,023

2SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Consumer staples 7.0%		$14,742,330
Beverages 0.7%
Anheuser-Busch InBev SA	14,193	1,555,201
Food and staples retailing 1.0%
Cawachi, Ltd.	4,000	108,400
J Sainsbury PLC	97,176	321,865
METRO AG	6,752	215,744
Wal-Mart de Mexico SAB de CV	638,400	1,473,054
Personal products 1.6%
Unilever NV	37,226	1,848,238
Unilever NV - NY Shares	28,123	1,397,151
Tobacco 3.7%
British American Tobacco PLC	71,373	4,735,314
Philip Morris International, Inc.	27,346	3,087,363
Energy 7.1%		14,843,961
Energy equipment and services 0.1%
Saipem SpA (I)	439,921	199,811
Oil, gas and consumable fuels 7.0%
BP PLC	125,001	719,520
Chevron Corp. (C)	31,330	3,363,902
Eni SpA	33,782	553,122
Gazprom PJSC, ADR	54,652	245,661
Inpex Corp.	14,400	141,998
Japan Petroleum Exploration Company, Ltd.	8,700	199,721
KazMunaiGas Exploration Production JSC (I)	4,291	42,910
LUKOIL PJSC, ADR	5,670	300,567
Marathon Oil Corp.	77,651	1,226,886
Painted Pony Petroleum, Ltd. (I)	10,800	43,692
Petroleo Brasileiro SA, ADR (I)	19,114	185,215
Phillips 66	12,975	1,027,880
Royal Dutch Shell PLC, B Shares	94,915	2,609,157
Statoil ASA	7,510	129,086
Suncor Energy, Inc.	38,546	1,185,290
Surgutneftegas OJSC, ADR	45,200	230,972
TOTAL SA	48,228	2,438,571
Financials 18.2%		38,115,450
Banks 10.3%
Allahabad Bank (I)	51,877	58,672
Alpha Bank AE (I)	57,033	101,948
Banco Popular Espanol SA	149,246	144,723
BNP Paribas SA	7,369	490,363
BPER Banca	37,333	186,377
CaixaBank SA	74,852	321,825
Canara Bank	23,122	108,180
Corp Bank (I)	51,033	41,689
Dah Sing Financial Holdings, Ltd.	12,800	97,519
HSBC Holdings PLC	95,008	774,966
ING Groep NV	137,306	2,073,906
Itau Unibanco Holding SA, ADR	94,639	1,142,293
JPMorgan Chase & Co. (C)	43,887	3,855,034
KB Financial Group, Inc.	6,496	284,697
Mitsubishi UFJ Financial Group, Inc.	84,549	532,588

SEE NOTES TO FUND'S INVESTMENTS3

Hedged Equity & Income Fund

	Shares	Value
Financials (continued)
Banks (continued)
Mizuho Financial Group, Inc.	179,800	$330,037
Nordea Bank AB	152,359	1,738,238
Sberbank of Russia PJSC, ADR	107,100	1,234,863
Shinhan Financial Group Company, Ltd.	3,653	152,210
Societe Generale SA	8,165	413,682
Standard Chartered PLC (I)	34,963	334,419
Sumitomo Mitsui Financial Group, Inc.	12,200	444,065
Sumitomo Mitsui Trust Holdings, Inc.	7,960	275,829
The Oita Bank, Ltd.	18,000	70,346
The PNC Financial Services Group, Inc.	25,902	3,114,456
The Tochigi Bank, Ltd.	13,600	62,794
UniCredit SpA	22,367	344,794
Wells Fargo & Company (C)	51,937	2,890,813
Capital markets 2.4%
Banca Generali SpA	71,282	1,863,154
BlackRock, Inc. (C)	5,428	2,081,692
GAM Holding AG (I)	14,626	180,223
Ichiyoshi Securities Company, Ltd.	13,900	104,786
Julius Baer Group, Ltd. (I)	4,030	201,323
UBS Group AG	28,642	457,831
Uranium Participation Corp. (I)	25,300	77,240
Diversified financial services 0.0%
G-Resources Group, Ltd.	3,474,000	65,754
Insurance 5.5%
Ageas	7,870	307,329
Assicurazioni Generali SpA	105,826	1,679,049
Chubb, Ltd.	9,319	1,269,714
Coface SA	20,217	151,892
Dai-ichi Life Holdings, Inc.	16,400	293,550
Marsh & McLennan Companies, Inc.	18,889	1,395,708
MetLife, Inc.	48,181	2,544,920
Storebrand ASA (I)	26,595	176,862
T&D Holdings, Inc.	25,300	366,714
Tongyang Life Insurance Company, Ltd.	10,824	99,142
Zurich Insurance Group AG	11,906	3,177,241
Health care 8.4%		17,693,087
Health care providers and services 0.1%
Suzuken Company, Ltd.	4,120	135,388
Health care technology 0.1%
AGFA-Gevaert NV (I)	30,736	150,174
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	5,300	68,171
Pharmaceuticals 8.2%
Almirall SA	8,726	141,593
AstraZeneca PLC	50,503	3,105,281
Bristol-Myers Squibb Company	51,041	2,775,610
Eisai Company, Ltd.	33,146	1,721,344
Eli Lilly & Company	16,189	1,361,657
Merck & Company, Inc. (C)	75,992	4,828,532
Roche Holding AG	11,534	2,949,631
Takeda Pharmaceutical Company, Ltd.	9,680	455,706

4SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Industrials 8.5%		$17,738,412
Air freight and logistics 0.9%
Deutsche Post AG	44,096	1,509,120
PostNL NV (I)	65,176	307,444
Airlines 0.3%
Air France-KLM (I)	35,574	269,100
Deutsche Lufthansa AG	19,441	315,388
SAS AB (I)	44,550	70,928
Building products 0.2%
Cie de Saint-Gobain	8,511	436,672
Commercial services and supplies 0.0%
Relia, Inc.	9,300	91,732
Construction and engineering 0.2%
Chiyoda Corp.	26,000	168,164
Raubex Group, Ltd.	48,093	91,772
Toyo Engineering Corp. (I)	54,000	135,660
Electrical equipment 1.5%
Eaton Corp. PLC	38,548	2,858,334
Ushio, Inc.	10,400	131,722
Zumtobel Group AG	9,111	175,669
Industrial conglomerates 2.1%
3M Company	5,749	1,099,956
Honeywell International, Inc.	6,868	857,607
Koninklijke Philips NV	6,230	200,134
Rheinmetall AG	3,482	291,916
Siemens AG	13,581	1,860,219
Machinery 0.9%
Alstom SA (I)	8,915	266,147
Caterpillar, Inc.	13,839	1,283,706
Hisaka Works, Ltd.	7,600	62,732
The Japan Steel Works, Ltd.	10,600	171,219
Toshiba Machine Company, Ltd.	41,000	166,548
Marine 0.2%
D/S Norden A/S (I)	8,289	167,737
Pacific Basin Shipping, Ltd.	840,000	178,569
Professional services 0.2%
Adecco Group AG	2,945	209,108
en-japan, Inc.	2,600	57,934
Hays PLC	104,727	206,007
SThree PLC	9,656	38,049
Road and rail 0.5%
Union Pacific Corp.	10,059	1,065,449
Trading companies and distributors 0.3%
Kuroda Electric Company, Ltd.	6,100	133,065
Rexel SA	14,505	262,796
SIG PLC	116,810	163,060
Transportation infrastructure 1.2%
Hamburger Hafen und Logistik AG	4,559	85,314
Jiangsu Expressway Company, Ltd., H Shares	1,635,519	2,349,435
Information technology 10.9%		22,785,386
Communications equipment 2.5%
Cisco Systems, Inc. (C)	103,443	3,496,373

SEE NOTES TO FUND'S INVESTMENTS5

Hedged Equity & Income Fund

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Nokia OYJ	268,870	$1,445,133
Telefonaktiebolaget LM Ericsson, B Shares	49,184	328,370
Electronic equipment, instruments and components 0.4%
Citizen Watch Company, Ltd.	25,500	163,514
Hosiden Corp.	19,000	178,786
Nichicon Corp.	18,600	173,323
Nippon Chemi-Con Corp.	31,000	101,631
Taiyo Yuden Company, Ltd.	9,990	126,726
Internet software and services 0.2%
DeNA Company, Ltd.	4,800	97,719
Dropbox, Inc., Class B (I)(R)	7,248	79,293
Gree, Inc.	32,200	203,411
IT services 0.3%
Fujitsu, Ltd.	63,000	386,718
NET One Systems Company, Ltd.	11,000	89,292
Sopra Steria Group	1,300	185,159
Semiconductors and semiconductor equipment 4.2%
Intel Corp.	100,359	3,619,949
Kontron AG (I)	18,563	59,519
Maxim Integrated Products, Inc. (C)	33,061	1,486,423
MediaTek, Inc.	38,000	269,259
Miraial Company, Ltd.	5,500	49,140
QUALCOMM, Inc.	45,458	2,606,562
Rohm Company, Ltd.	3,550	236,341
Shinko Electric Industries Company, Ltd.	26,800	179,879
STMicroelectronics NV	9,451	145,122
Tokyo Seimitsu Company, Ltd.	4,680	147,772
Software 1.9%
Alpha Systems, Inc.	1,400	24,671
Microsoft Corp.	55,665	3,666,097
NHN Entertainment Corp. (I)	2,519	134,980
Nintendo Company, Ltd.	830	192,592
Technology hardware, storage and peripherals 1.4%
Acer, Inc. (I)	317,000	150,433
Canon, Inc.	9,900	309,164
Catcher Technology Company, Ltd.	215,000	2,124,862
Compal Electronics, Inc.	364,000	237,496
Melco Holdings, Inc.	3,100	89,677
Materials 4.7%		9,862,701
Chemicals 1.5%
Agrium, Inc.	14,637	1,398,565
JSR Corp.	17,100	289,332
The Dow Chemical Company	22,021	1,399,214
Construction materials 0.3%
LafargeHolcim, Ltd.	6,919	408,217
Vicat SA	2,237	158,837
Containers and packaging 1.7%
AMVIG Holdings, Ltd.	188,000	62,884
International Paper Company	67,085	3,406,576
Nampak, Ltd. (I)	88,050	111,680

6SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Materials (continued)
Metals and mining 1.2%
Anglo American Platinum, Ltd. (I)	5,621	$128,053
Anglo American PLC (I)	15,249	232,989
Barrick Gold Corp.	9,500	180,449
Centerra Gold, Inc.	24,800	142,663
Chubu Steel Plate Company, Ltd.	7,200	41,974
Eldorado Gold Corp.	54,607	186,210
Gold Fields, Ltd.	57,568	200,603
Impala Platinum Holdings, Ltd.	34,705	117,071
Ivanhoe Mines, Ltd., Class A (I)	37,200	129,795
Kinross Gold Corp. (I)	32,253	113,208
Kyoei Steel, Ltd.	9,300	166,716
Lonmin PLC (I)	12,812	13,632
Nakayama Steel Works, Ltd.	6,400	41,793
NetMind Financial Holdings, Ltd. (I)	1,440,000	9,821
Neturen Company, Ltd.	9,700	79,033
Northern Dynasty Minerals, Ltd. (I)	13,600	19,124
Pacific Metals Company, Ltd. (I)	34,000	118,885
Resolute Mining, Ltd.	79,785	79,499
Salzgitter AG	4,902	177,190
Tokyo Steel Manufacturing Company, Ltd.	21,100	177,844
Western Areas, Ltd. (I)	74,937	132,176
Yamato Kogyo Company, Ltd.	5,360	138,668
Real estate 2.6%		5,437,677
Equity real estate investment trusts 2.1%
Brixmor Property Group, Inc.	49,099	1,053,665
ICADE	15,650	1,144,797
Park Hotels & Resorts, Inc.	39,641	1,017,584
Weyerhaeuser Company	33,414	1,135,408
Real estate management and development 0.5%
Daito Trust Construction Company, Ltd.	7,900	1,086,223
Telecommunication services 4.6%		9,598,868
Diversified telecommunication services 2.6%
BT Group PLC	277,253	1,107,104
Hellenic Telecommunications Organization SA	23,723	222,881
KT Corp.	10,838	309,365
Magyar Telekom Telecommunications PLC	98,454	163,291
Nippon Telegraph & Telephone Corp.	43,612	1,864,558
Telefonica SA	22,128	247,686
Verizon Communications, Inc.	32,530	1,585,838
Wireless telecommunication services 2.0%
Millicom International Cellular SA	33,422	1,863,638
NTT DOCOMO, Inc.	90,096	2,103,944
Orange Belgium SA	6,115	130,563
Utilities 5.5%		11,423,646
Electric utilities 2.0%
Edison International	17,568	1,398,588
NextEra Energy, Inc.	8,679	1,114,123
Power Assets Holdings, Ltd.	168,488	1,453,346
Vistra Energy Corp.	8,337	135,893

SEE NOTES TO FUND'S INVESTMENTS7

Hedged Equity & Income Fund

				Shares		Value
Utilities (continued)
Gas utilities 0.8%
ENN Energy Holdings, Ltd.				284,800		$1,604,351
Independent power and renewable electricity producers 0.1%
NTPC, Ltd.				66,840		170,741
Multi-utilities 2.6%
Centrica PLC				442,387		1,204,615
Dominion Resources, Inc.				14,226		1,103,511
E.ON SE				190,521		1,514,661
Engie SA				17,916		253,182
National Grid PLC				104,379		1,324,288
RWE AG (I)				8,831		146,347
Preferred securities 0.1%						$288,138
(Cost $169,986)
Telecommunication services 0.0%						123,946
Telefonica Brasil SA				8,300		123,946
Utilities 0.1%						164,192
Cia Paranaense de Energia, B Shares				15,700		164,192
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 14.1%						$29,433,082
(Cost $28,803,124)
Consumer discretionary 2.8%						5,833,414
Hotels, restaurants and leisure 0.6%
Boyd Gaming Corp.	6.375		04-01-26		85,000	90,950
CEC Entertainment, Inc.	8.000		02-15-22		190,000	197,838
Cirsa Funding Luxembourg SA	5.875		05-15-23	EUR	100,000	112,014
Cirsa Funding Luxembourg SA (S)	5.875		05-15-23	EUR	115,000	128,816
Codere Finance 2 Luxembourg SA (S)	6.750		11-01-21	EUR	150,000	160,732
Eagle II Acquisition Company LLC (S)	6.000		04-01-25		40,000	41,200
Jacobs Entertainment, Inc. (S)	7.875		02-01-24		135,000	138,881
Penn National Gaming, Inc. (S)	5.625		01-15-27		156,000	154,830
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24		115,000	116,581
Rivers Pittsburgh Borrower LP (S)	6.125		08-15-21		55,000	55,963
Scientific Games International, Inc.	6.625		05-15-21		115,000	107,813
Household durables 0.4%
Beazer Homes USA, Inc. (S)	6.750		03-15-25		45,000	45,225
Beazer Homes USA, Inc. (S)	8.750		03-15-22		106,000	116,070
KB Home	7.000		12-15-21		325,000	359,024
M/I Homes, Inc.	6.750		01-15-21		195,000	204,153
Internet and direct marketing retail 0.2%
Liberty Interactive LLC	8.250		02-01-30		175,000	188,125
Netflix, Inc.	5.875		02-15-25		265,000	284,875
Leisure products 0.1%
Jack Ohio Finance LLC (S)	6.750		11-15-21		155,000	160,425
Media 1.3%
Altice Financing SA (S)	6.500		01-15-22	EUR	100,000	112,147
Altice Financing SA (S)	7.500		05-15-26		210,000	223,125
CBS Radio, Inc. (S)	7.250		11-01-24		60,000	63,000
CCO Holdings LLC	5.125		02-15-23		5,000	5,149
CCO Holdings LLC	5.250		09-30-22		5,000	5,188
CCO Holdings LLC	5.750		09-01-23		35,000	36,400

8SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
CCO Holdings LLC (S)	5.750		02-15-26		120,000	$126,000
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		360,000	365,019
Clear Channel Worldwide Holdings, Inc.	7.625		03-15-20		30,000	30,263
CSC Holdings LLC (S)	10.875		10-15-25		200,000	240,500
DISH DBS Corp.	6.750		06-01-21		170,000	183,494
DISH DBS Corp.	7.875		09-01-19		320,000	352,800
Gray Television, Inc. (S)	5.125		10-15-24		130,000	128,375
Gray Television, Inc. (S)	5.875		07-15-26		30,000	30,525
Sinclair Television Group, Inc. (S)	5.875		03-15-26		75,000	76,875
TEGNA, Inc. (S)	4.875		09-15-21		115,000	116,725
TEGNA, Inc.	5.125		10-15-19		295,000	302,006
TEGNA, Inc. (S)	5.500		09-15-24		20,000	20,475
TEGNA, Inc.	6.375		10-15-23		55,000	58,163
Tribune Media Company	5.875		07-15-22		175,000	182,438
Viacom, Inc. (P)	5.875		02-28-57		35,000	35,700
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250		02-28-57		15,000	15,038
Specialty retail 0.2%
Dufry Finance SCA (S)	4.500		08-01-23	EUR	105,000	120,541
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	180,000	198,203
Party City Holdings, Inc. (S)	6.125		08-15-23		140,000	141,750
Consumer staples 0.6%						1,187,381
Food products 0.4%
KazAgro National Management Holding JSC	4.625		05-24-23		200,000	195,806
MARB BondCo PLC (S)	7.000		03-15-24		200,000	198,500
Post Holdings, Inc. (S)	5.000		08-15-26		190,000	181,925
Post Holdings, Inc. (S)	6.000		12-15-22		40,000	42,100
TreeHouse Foods, Inc.	4.875		03-15-22		190,000	194,275
TreeHouse Foods, Inc. (S)	6.000		02-15-24		70,000	73,325
Personal products 0.2%
Avon International Operations, Inc. (S)	7.875		08-15-22		125,000	131,875
Revlon Consumer Products Corp.	6.250		08-01-24		170,000	169,575
Energy 2.6%						5,357,220
Energy equipment and services 0.1%
Ensco PLC	5.750		10-01-44		90,000	67,500
Rowan Companies, Inc.	5.850		01-15-44		50,000	38,500
Transocean, Inc.	6.800		03-15-38		25,000	20,563
Transocean, Inc.	7.500		04-15-31		10,000	9,000
Transocean, Inc.	9.100		12-15-41		25,000	23,875
Weatherford International, Ltd.	5.950		04-15-42		20,000	17,400
Weatherford International, Ltd.	6.500		08-01-36		45,000	42,525
Weatherford International, Ltd.	7.000		03-15-38		15,000	14,513
Oil, gas and consumable fuels 2.5%
Antero Resources Corp.	5.625		06-01-23		25,000	25,563
Blue Racer Midstream LLC (S)	6.125		11-15-22		190,000	192,375
Borets Finance DAC	7.625		09-26-18		200,000	206,000
California Resources Corp. (S)	8.000		12-15-22		215,000	175,225
Callon Petroleum Company (S)	6.125		10-01-24		35,000	36,400
Cloud Peak Energy Resources LLC	12.000		11-01-21		60,000	64,650
Concho Resources, Inc.	5.500		10-01-22		70,000	72,363
Continental Resources, Inc.	3.800		06-01-24		40,000	37,300

SEE NOTES TO FUND'S INVESTMENTS9

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Continental Resources, Inc.	4.900		06-01-44		115,000	$98,900
Continental Resources, Inc.	5.000		09-15-22		65,000	65,650
Denbury Resources, Inc. (S)	9.000		05-15-21		170,000	179,350
Diamondback Energy, Inc. (S)	4.750		11-01-24		20,000	20,118
Energen Corp.	4.625		09-01-21		105,000	104,444
Foresight Energy LLC (S)	11.500		04-01-23		170,000	158,950
Foresight Energy LLC, PIK (P)(S)	10.000		08-15-21		84,846	97,997
Gazprom Neft OAO (S)	4.375		09-19-22		200,000	201,901
Gazprom OAO	4.950		07-19-22		200,000	207,410
Laredo Petroleum, Inc.	5.625		01-15-22		55,000	54,863
Laredo Petroleum, Inc.	6.250		03-15-23		85,000	86,275
Laredo Petroleum, Inc.	7.375		05-01-22		45,000	46,688
Matador Resources Company	6.875		04-15-23		120,000	125,400
Matador Resources Company (S)	6.875		04-15-23		35,000	36,575
MEG Energy Corp. (S)	6.375		01-30-23		20,000	17,850
MEG Energy Corp. (S)	6.500		01-15-25		80,000	80,000
MEG Energy Corp. (S)	7.000		03-31-24		140,000	125,300
Noble Holding International, Ltd.	6.200		08-01-40		80,000	57,600
Noble Holding International, Ltd.	7.750		01-15-24		120,000	115,200
PDC Energy, Inc. (S)	6.125		09-15-24		40,000	41,000
Peabody Securities Finance Corp. (S)	6.000		03-31-22		20,000	19,900
Peabody Securities Finance Corp. (S)	6.375		03-31-25		20,000	19,800
Petrobras Global Finance BV	4.375		05-20-23		620,000	587,450
Petrobras Global Finance BV	5.625		05-20-43		205,000	169,166
Petrobras Global Finance BV	7.375		01-17-27		160,000	169,152
Petroleos de Venezuela SA	6.000		11-15-26		330,000	115,533
QEP Resources, Inc.	5.250		05-01-23		130,000	127,451
QEP Resources, Inc.	5.375		10-01-22		15,000	14,775
QEP Resources, Inc.	6.800		03-01-20		25,000	26,175
Rice Energy, Inc.	6.250		05-01-22		40,000	41,200
Rice Energy, Inc.	7.250		05-01-23		40,000	42,600
RSP Permian, Inc.	6.625		10-01-22		10,000	10,525
SM Energy Company	5.000		01-15-24		140,000	132,300
SM Energy Company	6.125		11-15-22		5,000	5,038
SM Energy Company	6.500		11-15-21		10,000	10,250
SM Energy Company	6.750		09-15-26		30,000	30,150
State Oil Company of the Azerbaijan Republic	4.750		03-13-23		200,000	193,844
Targa Resources Partners LP	6.750		03-15-24		50,000	54,250
Tullow Oil PLC (S)	6.250		04-15-22		350,000	327,250
WPX Energy, Inc.	5.250		09-15-24		135,000	130,613
WPX Energy, Inc.	6.000		01-15-22		85,000	86,700
WPX Energy, Inc.	8.250		08-01-23		70,000	77,875
Financials 1.8%						3,833,725
Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) (Q)	8.875		04-14-21	EUR	200,000	233,369
Barclays PLC (7.875% to 3-15-22, then 5 Year U.S. Swap Rate + 6.772%) (Q)	7.875		03-15-22		200,000	208,118
Barclays PLC (8.250% to 12-15-18, then 5 Year U.S. Swap Rate + 6.705%) (Q)	8.250		12-15-18		200,000	210,161
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25		250,000	266,250

10SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700		09-17-25		200,000	$191,000
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (Q)	8.375		10-14-19	EUR	50,000	60,417
Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then 3 month LIBOR + 2.320%) (Q)	7.640		09-30-17		100,000	93,250
Sberbank of Russia (S)	5.125		10-29-22		200,000	205,446
Turkiye Is Bankasi (S)	5.500		04-21-22		205,000	201,572
VTB Bank OJSC (S)	6.875		05-29-18		200,000	209,746
Consumer finance 0.4%
American Greetings Corp. (S)	7.875		02-15-25		170,000	178,075
Herc Rentals, Inc. (S)	7.500		06-01-22		81,000	86,063
Navient Corp.	5.500		01-25-23		65,000	62,075
Navient Corp.	5.875		10-25-24		125,000	116,563
Navient Corp.	6.125		03-25-24		155,000	147,638
Navient Corp.	6.500		06-15-22		80,000	80,700
OneMain Financial Holdings LLC (S)	6.750		12-15-19		30,000	31,350
Springleaf Finance Corp.	5.250		12-15-19		50,000	50,438
Springleaf Finance Corp.	8.250		12-15-20		155,000	169,338
Diversified financial services 0.3%
APX Group, Inc. (S)	7.875		12-01-22		85,000	91,800
Camelot Finance SA (S)	7.875		10-15-24		95,000	100,699
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) (Q)	6.250		12-18-24		200,000	203,238
FBM Finance, Inc. (S)	8.250		08-15-21		65,000	68,900
Herc Rentals, Inc. (S)	7.750		06-01-24		72,000	76,680
Hexion, Inc. (S)	13.750		02-01-22		55,000	52,663
Insurance 0.1%
Genworth Holdings, Inc.	4.800		02-15-24		5,000	4,113
Genworth Holdings, Inc.	4.900		08-15-23		80,000	66,600
Genworth Holdings, Inc.	7.200		02-15-21		30,000	28,275
Genworth Holdings, Inc.	7.625		09-24-21		20,000	18,900
Genworth Holdings, Inc.	7.700		06-15-20		5,000	4,925
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	5.750		08-15-23		35,000	36,925
Nationstar Mortgage LLC	6.500		08-01-18		235,000	237,938
Nationstar Mortgage LLC	6.500		07-01-21		40,000	40,500
Health care 1.8%						3,890,682
Biotechnology 0.0%
Sterigenics-Nordion Topco LLC, PIK (S)	8.125		11-01-21		30,000	30,750
Health care equipment and supplies 0.3%
Alere, Inc. (S)	6.375		07-01-23		150,000	152,438
Alere, Inc.	6.500		06-15-20		131,000	131,983
Alere, Inc.	7.250		07-01-18		60,000	60,750
NewCo Sab MidCo SASU (S)	5.375		04-15-25	EUR	200,000	213,371
Health care providers and services 0.9%
Community Health Systems, Inc.	6.875		02-01-22		345,000	295,406
Community Health Systems, Inc.	7.125		07-15-20		200,000	183,250
Envision Healthcare Corp. (S)	5.125		07-01-22		85,000	86,514
Envision Healthcare Corp.	5.625		07-15-22		275,000	281,875
HCA Holdings, Inc.	6.250		02-15-21		240,000	259,050

SEE NOTES TO FUND'S INVESTMENTS11

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	6.500		02-15-20		135,000	$147,741
HCA, Inc.	7.500		11-15-95		125,000	122,031
LifePoint Health, Inc.	5.875		12-01-23		70,000	72,100
MPH Acquisition Holdings LLC (S)	7.125		06-01-24		35,000	37,629
Tenet Healthcare Corp.	5.000		03-01-19		195,000	195,298
Tenet Healthcare Corp.	6.750		06-15-23		50,000	49,125
Tenet Healthcare Corp.	8.125		04-01-22		225,000	234,563
Vizient, Inc. (S)	10.375		03-01-24		50,000	57,063
Health care technology 0.1%
Sterigenics-Nordion Holdings LLC (S)	6.500		05-15-23		210,000	214,725
Pharmaceuticals 0.5%
Endo, Ltd. (S)	6.000		07-15-23		465,000	406,875
PRA Holdings, Inc. (S)	9.500		10-01-23		150,000	166,500
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	130,000	101,933
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		30,000	23,100
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		345,000	267,806
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25		95,000	73,150
Valeant Pharmaceuticals International, Inc. (S)	7.000		03-15-24		25,000	25,656
Industrials 1.0%						2,103,188
Aerospace and defense 0.2%
Bombardier, Inc. (S)	6.125		01-15-23		220,000	215,600
TA MFG., Ltd. (S)	3.625		04-15-23	EUR	180,000	194,475
Building products 0.1%
Ply Gem Industries, Inc.	6.500		02-01-22		180,000	188,424
Commercial services and supplies 0.2%
APX Group, Inc.	7.875		12-01-22		100,000	108,000
Clean Harbors, Inc.	5.125		06-01-21		75,000	76,500
Quad/Graphics, Inc.	7.000		05-01-22		190,000	190,000
Tervita Escrow Corp. (S)	7.625		12-01-21		39,000	40,268
Electrical equipment 0.2%
Blueline Rental Finance Corp. (S)	9.250		03-15-24		155,000	158,681
General Cable Corp.	5.750		10-01-22		75,000	73,214
Sensata Technologies BV (S)	5.000		10-01-25		100,000	100,750
Sensata Technologies BV (S)	5.625		11-01-24		80,000	83,400
Machinery 0.1%
Cloud Crane LLC (S)	10.125		08-01-24		165,000	176,138
Gardner Denver, Inc. (S)	6.875		08-15-21		110,000	113,575
Road and rail 0.1%
The Hertz Corp. (S)	5.500		10-15-24		190,000	165,063
The Hertz Corp.	6.250		10-15-22		50,000	47,500
Trading companies and distributors 0.1%
Park Aerospace Holdings, Ltd. (S)	5.250		08-15-22		95,000	98,800
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24		70,000	72,800
Information technology 1.0%						2,057,407
Communications equipment 0.2%
Alcatel-Lucent USA, Inc.	6.450		03-15-29		271,000	298,100
Alcatel-Lucent USA, Inc.	6.500		01-15-28		35,000	38,238
Electronic equipment, instruments and components 0.1%
CDW LLC	5.000		09-01-23		35,000	35,394

12SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
CDW LLC	6.000		08-15-22		215,000	$228,291
Internet software and services 0.1%
Zayo Group LLC	6.000		04-01-23		190,000	200,688
IT services 0.2%
First Data Corp. (S)	5.375		08-15-23		280,000	291,550
First Data Corp. (S)	7.000		12-01-23		160,000	171,600
Semiconductors and semiconductor equipment 0.2%
Entegris, Inc. (S)	6.000		04-01-22		160,000	167,000
Micron Technology, Inc.	5.500		02-01-25		150,000	155,625
Software 0.1%
Infor Software Parent LLC, PIK (S)	7.125		05-01-21		75,000	76,688
Infor US, Inc. (S)	5.750		08-15-20		25,000	25,993
Infor US, Inc.	5.750		05-15-22	EUR	100,000	108,597
Infor US, Inc.	6.500		05-15-22		50,000	51,380
RP Crown Parent LLC (S)	7.375		10-15-24		45,000	46,913
Technology hardware, storage and peripherals 0.1%
Conduent Finance, Inc. (S)	10.500		12-15-24		140,000	161,350
Materials 1.6%						3,350,688
Chemicals 0.3%
Hexion, Inc. (S)	10.375		02-01-22		120,000	119,400
Platform Specialty Products Corp. (S)	6.500		02-01-22		200,000	207,500
The Chemours Company	6.625		05-15-23		200,000	212,000
The Chemours Company	7.000		05-15-25		10,000	10,765
Construction materials 0.1%
Standard Industries, Inc. (S)	5.375		11-15-24		205,000	207,690
Containers and packaging 0.5%
ARD Finance SA, PIK (S)	6.625		09-15-23	EUR	150,000	166,198
Ardagh Packaging Finance PLC (S)	6.750		05-15-24	EUR	250,000	291,370
Berry Plastics Corp.	6.000		10-15-22		180,000	190,350
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		165,000	174,591
Reynolds Group Issuer, Inc. (S)	5.125		07-15-23		155,000	159,263
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24		105,000	112,416
Metals and mining 0.6%
AK Steel Corp.	7.625		10-01-21		80,000	83,000
AK Steel Corp.	8.375		04-01-22		80,000	83,100
Anglo American Capital PLC (S)	9.375		04-08-19		100,000	112,240
Constellium NV	7.000		01-15-23	EUR	200,000	218,086
Kaiser Aluminum Corp.	5.875		05-15-24		126,000	131,316
Novelis Corp. (S)	5.875		09-30-26		55,000	56,100
Novelis Corp. (S)	6.250		08-15-24		95,000	99,038
Signode Industrial Group Lux SA (S)	6.375		05-01-22		55,000	56,409
Steel Dynamics, Inc.	5.125		10-01-21		85,000	87,656
Teck Resources, Ltd. (S)	8.500		06-01-24		80,000	92,300
United States Steel Corp.	6.875		04-01-21		19,000	19,428
United States Steel Corp.	7.375		04-01-20		68,000	73,100
United States Steel Corp.	7.500		03-15-22		30,000	31,163
United States Steel Corp. (S)	8.375		07-01-21		160,000	177,600
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (S)	6.875		01-15-25		175,000	178,609

SEE NOTES TO FUND'S INVESTMENTS13

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Real estate 0.1%					$205,181
Equity real estate investment trusts 0.1%
Equinix, Inc.	5.875		01-15-26	75,000	79,781
FelCor Lodging LP	6.000		06-01-25	120,000	125,400
Telecommunication services 0.7%					1,387,146
Diversified telecommunication services 0.3%
Cablevision SA (S)	6.500		06-15-21	151,000	159,079
Frontier Communications Corp.	10.500		09-15-22	65,000	65,813
Frontier Communications Corp.	11.000		09-15-25	5,000	4,847
Level 3 Financing, Inc.	5.125		05-01-23	15,000	15,338
Level 3 Financing, Inc.	5.375		08-15-22	205,000	211,919
Zayo Group LLC	6.375		05-15-25	110,000	118,731
Wireless telecommunication services 0.4%
Sprint Corp.	7.125		06-15-24	210,000	224,175
Sprint Corp.	7.250		09-15-21	215,000	232,133
Sprint Corp.	7.875		09-15-23	115,000	127,363
VimpelCom Holdings BV	5.200		02-13-19	220,000	227,748
Utilities 0.1%					227,050
Gas utilities 0.0%
Ferrellgas LP	6.500		05-01-21	20,000	19,000
Ferrellgas LP	6.750		01-15-22	50,000	47,250
Ferrellgas LP	6.750		06-15-23	25,000	23,500
Independent power and renewable electricity producers 0.1%
Dynegy, Inc. (S)	8.000		01-15-25	100,000	95,750
GenOn Energy, Inc.	7.875		06-15-17	60,000	41,550
Convertible bonds 0.4%					$874,215
(Cost $931,819)
Consumer discretionary 0.1%					291,800
Household durables 0.0%
M/I Homes, Inc.	3.000		03-01-18	40,000	40,575
Internet and catalog retail 0.0%
The Priceline Group, Inc.	0.900		09-15-21	70,000	78,706
Media 0.1%
Dish Network Corp. (S)	3.375		08-15-26	70,000	84,569
Liberty Media Corp.-Liberty Formula One (S)	1.000		01-30-23	80,000	87,950
Energy 0.1%					138,893
Oil, gas and consumable fuels 0.0%
Cobalt International Energy, Inc.	2.625		12-01-19	130,000	41,600
PDC Energy, Inc.	1.125		09-15-21	11,000	11,268
Semiconductors and semiconductor equipment 0.1%
Microchip Technology, Inc.	1.625		02-15-25	60,000	86,025
Financials 0.1%					163,144
Diversified financial services 0.0%
Cardtronics, Inc.	1.000		12-01-20	70,000	75,731
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000		04-01-20	60,000	87,413
Information technology 0.1%					280,378
Internet software and services 0.0%
Zillow Group, Inc. (S)	2.000		12-01-21	80,000	79,350

14SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.0%
Blackhawk Network Holdings, Inc. (S)	1.500		01-15-22	80,000	$85,350
Semiconductors and semiconductor equipment 0.1%
Microchip Technology, Inc. (S)	1.625		02-15-27	56,000	56,735
Microchip Technology, Inc. (S)	2.250		02-15-37	58,000	58,943
Foreign government obligations 0.1%					$249,335
(Cost $235,000)
Argentina 0.1%					249,335
Republic of Argentina (S)	7.500		04-22-26	235,000	249,335
Term loans (M) 0.1%					$85,360
(Cost $106,377)
Consumer discretionary 0.1%					85,360
Internet and direct marketing retail 0.1%
Lands' End, Inc.	4.250		04-04-21	106,700	85,360
				Shares	Value
Exchange-traded funds 0.0%					$37,320
(Cost $37,287)
iShares Core MSCI EAFE ETF				644	37,320
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$0
(Cost $194)
Information technology 0.0%					0
Texas Competitive Electric Holdings Company LLC (I)	11.500		10-01-20	500,000	0
				Shares	Value
Rights 0.0%					$8,337
(Cost $32,289)
Texas Competitive Electric Holdings Company LLC (I)(N)				8,337	8,337
				Par value^	Value
Short-term investments 1.5%					$3,100,000
(Cost $3,100,000)
Repurchase agreement 1.5%					3,100,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-17 at 0.790% to be repurchased at $3,100,204 on 4-3-17, collateralized by $3,126,778 Federal National Mortgage Association, 3.500% due 2-1-18 (valued at $3,162,001, including interest)				3,100,000	3,100,000
Total investments (Cost $195,331,621)† 98.6%					$206,448,030
Other assets and liabilities, net 1.4%					$3,001,481
Total net assets 100.0%					$209,449,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 3-31-17 was $18,267,947.
(I)	Non-income producing security.

SEE NOTES TO FUND'S INVESTMENTS15

Hedged Equity & Income Fund

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $196,626,451. Net unrealized appreciation aggregated to $9,821,579, of which $18,263,823 related to appreciated investment securities and $8,442,244 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 3-31-17:

United States	46.7%
United Kingdom	10.0%
Japan	9.3%
Switzerland	4.4%
France	3.6%
Germany	2.9%
Netherlands	2.7%
Luxembourg	2.6%
Italy	2.5%
Canada	1.9%
Other countries	13.4%
TOTAL	100.0%

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	331	Short	Jun 2017	($11,909,807)	($12,104,636)	($194,829)
FTSE 100 Index Futures	43	Short	Jun 2017	(3,965,381)	(3,911,574)	53,807
Mini MSCI EAFE Index Futures	130	Short	Jun 2017	(11,346,477)	(11,583,000)	(236,523)
S&P 500 Index E-Mini Futures	55	Short	Jun 2017	(6,381,261)	(6,487,800)	(106,539)
						($484,084)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net Unrealized appreciation/ (depreciation)
CAD	155,000	USD	116,341	Citibank N.A.	4/3/2017	$213	—	$213
CAD	155,000	USD	115,925	State Street Bank and Trust Company	5/8/2017	688	—	688
EUR	2,639,000	USD	2,802,383	Citibank N.A.	4/3/2017	12,902	—	12,902
EUR	120,000	USD	129,801	Royal Bank of Canada	4/3/2017	—	($1,785)	(1,785)
EUR	2,363,000	USD	2,571,417	JPMorgan Chase Bank N.A.	5/8/2017	—	(46,697)	(46,697)
GBP	573,000	USD	712,374	Morgan Stanley and Company International PLC	4/3/2017	5,538	—	5,538
GBP	573,000	USD	718,078	HSBC Bank USA	5/8/2017	403	—	403
USD	47,888	EUR	45,000	Citibank N.A.	4/3/2017	—	(118)	(118)
USD	2,727,598	EUR	2,513,000	JPMorgan Chase Bank N.A.	4/3/2017	46,731	—	46,731
USD	216,873	EUR	201,000	Standard Chartered Bank	4/3/2017	2,446	—	2,446
USD	717,489	GBP	573,000	HSBC Bank USA	4/3/2017	—	(423)	(423)
						$68,921	($49,023)	$19,898

16SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

WRITTEN OPTIONS

Options on index - Exchange traded

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
CALLS
S&P 500 Index	$2,365	Apr 2017	136	$156,258	($237,320)
				$156,258	($237,320)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2017, by major security category or type:

	Total value at 3-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$10,130,725	$1,094,030	$8,932,723	$103,972
Consumer staples	14,742,330	5,957,568	8,784,762	—
Energy	14,843,961	7,552,408	7,291,553	—
Financials	38,115,450	19,606,733	18,508,717	—
Health care	17,693,087	8,965,799	8,727,288	—
Industrials	17,738,412	7,165,052	10,573,360	—
Information technology	22,785,386	14,875,404	7,830,689	79,293
Materials	9,862,701	6,975,804	2,886,897	—
Real estate	5,437,677	3,206,657	2,231,020	—
Telecommunication services	9,598,868	1,585,838	8,013,030	—
Utilities	11,423,646	3,752,115	7,671,531	—
Preferred securities	288,138	288,138	—	—
Corporate bonds	29,433,082	—	29,433,082	—
Convertible bonds	874,215	—	874,215	—
Foreign government obligations	249,335	—	249,335	—
Term loans	85,360	—	85,360	—

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	Total value at 3-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Exchange-traded funds	37,320	37,320	—	—
Rights	8,337	—	—	8,337
Short-term investments	3,100,000	—	3,100,000	—
Total investments in securities	$206,448,030	$81,062,866	$125,193,562	$191,602
Other financial instruments:
Futures	($484,084)	($484,084)	—	—
Forward foreign currency contracts	19,898	—	$19,898	—
Written options	(237,320)	(237,320)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended March 31, 2017, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended March 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended March 31, 2017, the fund wrote option contracts to manage against anticipated changes in securities market and generate income. The following tables summarize the fund's written options activities during the period ended March 31, 2017:

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	Number of Contracts (Equity)	Premiums Received
Outstanding, beginning of period	275	$411,664
Options written	956	1,279,825
Option closed	(1,095)	(1,535,231)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	136	$156,258

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2017:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 3-31-17
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.05%	$103,972
Dropbox, Inc., Class B	5-1-12	65,608	7,248	7,248	0.04%	79,293
		$306,161				$183,265

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

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Internet	www.jhinvestments.com
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	P15Q1	03/17
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		5/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 12, 2017